American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
October 31, 2021

One Choice 2060 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 58.9%
Focused Dynamic Growth Fund G Class	268,397	17,588,036
NT Equity Growth Fund G Class	1,313,545	18,140,062
NT Focused Large Cap Value Fund G Class	3,232,868	43,417,413
NT Growth Fund G Class	1,035,744	26,753,260
NT Heritage Fund G Class	1,247,183	22,648,852
NT Mid Cap Value Fund G Class	1,802,486	27,379,764
Small Cap Growth Fund G Class	188,413	5,563,824
Small Cap Value Fund G Class	487,467	5,635,116
Sustainable Equity Fund G Class	694,869	33,728,918
		200,855,245
International Equity Funds — 25.4%
Non-U.S. Intrinsic Value Fund G Class	1,270,768	13,381,191
NT Emerging Markets Fund G Class	1,382,077	20,454,736
NT Global Real Estate Fund G Class	626,259	8,542,179
NT International Growth Fund G Class	1,492,875	23,602,350
NT International Small-Mid Cap Fund G Class	543,511	8,891,836
NT International Value Fund G Class	1,106,116	11,735,891
		86,608,183
Domestic Fixed Income Funds — 11.4%
Inflation-Adjusted Bond Fund G Class	402,846	5,301,448
NT Diversified Bond Fund G Class	2,405,526	27,014,056
NT High Income Fund G Class	665,383	6,647,178
		38,962,682
International Fixed Income Funds — 4.3%
Emerging Markets Debt Fund G Class	377,391	3,951,285
Global Bond Fund G Class	1,024,127	10,732,854
		14,684,139
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $263,238,529)		341,110,249
OTHER ASSETS AND LIABILITIES†		(113)
TOTAL NET ASSETS — 100.0%		$341,110,136

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$16,736	$852	$830	$830	$17,588	268	$124	—
NT Equity Growth Fund	17,196	699	455	700	18,140	1,314	31	$62
NT Focused Large Cap Value Fund	41,952	2,578	1,542	429	43,417	3,233	1	242
NT Growth Fund	24,956	1,071	855	1,581	26,753	1,036	114	—
NT Heritage Fund	21,646	1,568	1,290	725	22,649	1,247	52	—
NT Mid Cap Value Fund	26,514	1,173	813	506	27,380	1,802	(8)	156
Small Cap Growth Fund	5,388	117	232	291	5,564	188	10	—
Small Cap Value Fund	5,338	241	70	126	5,635	487	—	20
Sustainable Equity Fund	31,966	1,000	1,205	1,968	33,729	695	89	—
Non-U.S. Intrinsic Value Fund	12,779	567	291	326	13,381	1,271	(4)	—
NT Emerging Markets Fund	19,748	1,946	1,209	(30)	20,455	1,382	(27)	—
NT Global Real Estate Fund	8,213	344	262	247	8,542	626	52	—
NT International Growth Fund	22,826	972	904	708	23,602	1,493	40	—
NT International Small-Mid Cap Fund	8,624	96	243	415	8,892	544	14	—
NT International Value Fund	11,327	591	122	(60)	11,736	1,106	1	—
Inflation-Adjusted Bond Fund	5,095	178	—	29	5,302	403	—	—
NT Diversified Bond Fund	25,649	2,461	772	(324)	27,014	2,406	(14)	120
NT High Income Fund	6,321	402	25	(51)	6,647	665	—	90
Emerging Markets Debt Fund	3,719	281	1	(48)	3,951	377	—	44
Global Bond Fund	10,173	774	26	(188)	10,733	1,024	—	49
	$326,166	$17,911	$11,147	$8,180	$341,110	21,567	$475	$783
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.